Subsequent events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 12, 2026	Aug. 31, 2026	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 30, 2026	Jul. 31, 2025	Apr. 30, 2025	May 31, 2024	Dec. 31, 2023	May 31, 2023	Feb. 17, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants				$ 767	$ 838	$ 767	$ 838	$ 3,630
Additional funding amount														$ 65,000
BARDA Contact [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding amount								99,809	$ 197,000					110,000
Additional funding amount								$ 16,500						$ 10,000
U.S. Department of Defense (DOW) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Funding amount				$ 18,243		$ 18,243									$ 2,727
Additional funding amount										$ 2,715	$ 937	$ 1,557	$ 9,117
Subsequents Event [Member] | Employees Officers Board Members CEO And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares grants	4,000
Subsequents Event [Member] | Series A warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised		83,487	83,487
Exercise price of warrants		$ 13.475	$ 13.475
Proceeds from exercise of warrants		$ 1,125	$ 1,125